SCOPE OF CONSOLIDATION - Divestments (Details) - USD ($) $ in Millions				12 Months Ended
	Feb. 28, 2018	Feb. 07, 2018	Apr. 04, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents				$ 2,172	$ 2,574	$ 2,501	$ 4,002
Other current assets				68	41
Property, plant and equipment				35,638	36,971
Other assets				3,360	2,234
Total assets				91,249	85,297
Current liabilities				23,455	21,410
Other long-term liabilities				3,019	963
Total liabilities				47,141	44,442
Gain (loss) on disposal				16	18	23
LaPlace and Vinton Long Carbon facilities
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash consideration			$ (96)
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Frýdek Místek
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents				0
Other current assets				48
Property, plant and equipment				35
Other assets				0
Total assets				83
Current liabilities				31
Other long-term liabilities				4
Total liabilities				35
Total net assets/(liabilities)				$ 48
% of net assets sold				100.00%
Total net assets/(liabilities) disposed of				$ 48
Cash consideration				39
Consideration receivable	$ 10			10
Reclassification of foreign exchange translation difference				15
Gain (loss) on disposal				16
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Votorantim remedies
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents				0
Other current assets				40
Property, plant and equipment				48
Other assets				0
Total assets				88
Current liabilities				4
Other long-term liabilities				0
Total liabilities				4
Total net assets/(liabilities)				$ 84
% of net assets sold				100.00%
Total net assets/(liabilities) disposed of				$ 84
Cash consideration				26
Consideration receivable		$ 58		58
Reclassification of foreign exchange translation difference				0
Gain (loss) on disposal				$ 0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | AMTBA
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents					13
Other current assets					46
Property, plant and equipment					55
Other assets					10
Total assets					124
Current liabilities					52
Other long-term liabilities					7
Total liabilities					59
Total net assets/(liabilities)					$ 65
% of net assets sold					100.00%
Total net assets/(liabilities) disposed of					$ 65
Cash consideration					65
Consideration receivable					0
Reclassification of foreign exchange translation difference					0
Gain (loss) on disposal					0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Downstream Solutions Europe
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents					0
Other current assets					38
Property, plant and equipment					2
Other assets					17
Total assets					57
Current liabilities					18
Other long-term liabilities					12
Total liabilities					30
Total net assets/(liabilities)					$ 27
% of net assets sold					100.00%
Total net assets/(liabilities) disposed of					$ 27
Cash consideration					6
Consideration receivable					0
Reclassification of foreign exchange translation difference					21
Gain (loss) on disposal					0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Georgetown
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents					0
Other current assets					0
Property, plant and equipment					4
Other assets					0
Total assets					4
Current liabilities					1
Other long-term liabilities					2
Total liabilities					3
Total net assets/(liabilities)					$ 1
% of net assets sold					100.00%
Total net assets/(liabilities) disposed of					$ 1
Cash consideration					19
Consideration receivable					0
Reclassification of foreign exchange translation difference					0
Gain (loss) on disposal					$ 18
Disposal Group, Disposed of by Sale, Not Discontinued Operations | ArcelorMittal Zaragoza
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents						0
Other current assets						53
Property, plant and equipment						74
Other assets						0
Total assets						127
Current liabilities						38
Other long-term liabilities						0
Total liabilities						38
Total net assets/(liabilities)						$ 89
% of net assets sold						100.00%
Total net assets/(liabilities) disposed of						$ 89
Cash consideration						89
Consideration receivable						0
Reclassification of foreign exchange translation difference						8
Gain (loss) on disposal						8
Disposal Group, Disposed of by Sale, Not Discontinued Operations | ArcelorMittal Tubular Products Algeria
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents						0
Other current assets						15
Property, plant and equipment						2
Other assets						0
Total assets						17
Current liabilities						16
Other long-term liabilities						12
Total liabilities						28
Total net assets/(liabilities)						$ (11)
% of net assets sold						100.00%
Total net assets/(liabilities) disposed of						$ (11)
Cash consideration						0
Consideration receivable						0
Reclassification of foreign exchange translation difference						4
Gain (loss) on disposal						15
Disposal Group, Disposed of by Sale, Not Discontinued Operations | LaPlace and Vinton Long Carbon facilities
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents						0
Other current assets						118
Property, plant and equipment						13
Other assets						7
Total assets						138
Current liabilities						33
Other long-term liabilities						9
Total liabilities						42
Total net assets/(liabilities)						$ 96
% of net assets sold						100.00%
Total net assets/(liabilities) disposed of						$ 96
Cash consideration						96
Consideration receivable						0
Reclassification of foreign exchange translation difference						0
Gain (loss) on disposal						$ 0